Prepaid lease rentals (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Prepaid lease rentals [Abstract]:
Initial recognition of prepaid lease rentals	$ 49,817
Less: Amortization of prepaid lease rentals	(1,512)	0
Prepaid lease rentals	48,305
Less: Current portion	(4,982)		0
Non-current portion	$ 43,323		$ 0